Summary of Significant Accounting Policies - Summary of Revisions to Previously issued Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative	$ 15,410	$ 32,998	$ 49,346	$ 41,727
Total operating expenses	22,947	59,205	80,262	106,987
Loss from operations	(18,876)	(60,846)	(82,347)	(133,254)
Interest expense	(3,560)	(12,920)
Loss on debt extinguishment	(7,525)	(7,525)	(4,904)	(19,450)
Loss before provision for income taxes	(23,125)	(51,611)	(73,317)	(135,139)
Net loss	$ (23,125)	$ (51,611)	$ (73,297)	$ (135,139)
Net loss per share:
Basic	$ (37.54)	$ (91.82)	$ (86.51)	$ (359.49)
Diluted	$ (37.54)	$ (91.82)	$ (86.51)	$ (359.49)
Total comprehensive loss	$ (23,123)	$ (51,515)	$ (73,201)	$ (134,398)
Previously Reported [Member]
General and administrative	15,279	32,867
Total operating expenses	22,816	59,074
Loss from operations	(18,745)	(60,715)
Interest expense	(10,949)	(20,309)
Loss on debt extinguishment
Loss before provision for income taxes	(22,858)	(51,344)
Net loss	$ (22,858)	$ (51,344)
Net loss per share:
Basic	$ (37.11)	$ (91.35)
Diluted	$ (37.11)	$ (91.35)
Total comprehensive loss	$ (22,856)	$ (51,248)
Revision of Prior Period, Reclassification, Adjustment [Member]
General and administrative	131	131
Total operating expenses	131	131
Loss from operations	131	131
Interest expense	7,389	7,389
Loss on debt extinguishment	(7,525)	(7,525)
Loss before provision for income taxes	(267)	(267)
Net loss	$ (267)	$ (267)
Net loss per share:
Basic	$ (0.43)	$ (0.47)
Diluted	$ (0.43)	$ (0.47)
Total comprehensive loss	$ (267)	$ (267)